Balances of Investments in Affiliates (Detail)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	$ 63,803,744	¥ 442,989,395	¥ 255,744,809
Total investment in affiliates	77,657,570	539,176,511	326,155,843
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	1,662,262	11,541,091	11,068,436
Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	752,686	5,225,900	5,424,558
Wanjia Win-Win Assets Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	8,660,629	60,130,744	51,077,862
Wuhu Bona Film Investment Management Limited
Schedule of Investments [Line Items]
Equity investments	116,288	807,385	885,264
Beijing Shengyi Technology And Art Company Limited [Member]
Schedule of Investments [Line Items]
Equity investments	233,776	1,623,110	1,954,914
Shanghai Weiying Gopher Investment Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	152,511	1,058,886
Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	1,411,494	9,800,000
Hainan Alibaba Picture Investment Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	576,120	4,000,000
Shanghai Nuoya Commercial Operation Management Co., Ltd
Schedule of Investments [Line Items]
Equity investments	288,060	2,000,000
Gopher Transform Private Fund
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	21,604,494	150,000,000
Real Estate Funds
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	7,255,277	50,373,389	46,924,414
Private Equity Funds Products
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	34,937,865	242,573,595	208,778,546
Other Fixed Income Investments [Member]
Schedule of Investments [Line Items]
Funds that the Company serves as general partner	$ 6,108	¥ 42,411	¥ 41,849